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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02201

                                 Rivus Bond Fund
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               (Exact name of registrant as specified in charter)

                                 113 King Street
                                Armonk, NY 10504
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               (Address of principal executive offices) (Zip code)

                                Clifford D. Corso
                                 113 King Street
                                Armonk, NY 10504
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 914-273-4545

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2010 - June 30, 2011_

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


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                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

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REGISTRANT NAME: RIVUS BOND FUND

INVESTMENT COMPANY ACT FILE NUMBER: 811-02201

REPORTING PERIOD: 07/01/2010 - 06/30/2011

NAME OF SERIES (AS APPLICABLE):
                                ------------------------------------

                                                                                                     FUND'S VOTE FOR
                                                                                                       OR AGAINST
                                                                                                       PROPOSAL,OR
                                                                                                     ABSTAIN;FOR OR
                                                                                           WHETHER      WITHHOLD       WHETHER VOTE
                    EXCHANGE                                                WHO PROPOSED  FUND CAST     REGARDING       WAS FOR OR
ISSUER OF PORTFOLIO  TICKER            SHAREHOLDER   SUMMARY OF MATTER     MATTER: ISSUER  VOTE ON      ELECTION OF       AGAINST
    SECURITY         SYMBOL   CUSIP #  MEETING DATE       VOTED ON          /SHAREHOLDER   MATTER       DIRECTORS       MANAGEMENT
------------------- -------- --------- ------------ ---------------------- -------------- --------- ------------------ -------------
Quad/Graphics, Inc.   QUAD   747301109  5/16/2011   Election of Directors     Issuer         Yes          For              For
                                                    Approve Director Comp.    Issuer         Yes          For              For
                                                    Frequency of S/H vote     Issuer         Yes          For              For
                                                    on Exec Comp.
                                                    Approve Omnibus           Issuer         Yes          For              For
                                                    Incentiv Plan
XO Holdings, Inc.     XOHO   98417K106  6/15/2011   Election of Directors     Issuer         Yes          For              For
                                                    Approve Director Comp.    Issuer         Yes          For              For
                                                    Frequency of S/H vote     Issuer         Yes          For              For
                                                    on Exec Comp.
Delta Airlines, Inc. DAL US  247361702  6/30/2011   Election of Directors     Issuer         Yes          For              For
                                                    Approve Director Comp.    Issuer         Yes          For              For
                                                    Frequency of S/H vote     Issuer         Yes          For              For
                                                    on Exec Comp.
                                                    Ratify Auditors           Issuer         Yes          For              For
                                                    Cumulative voting in      Shareholder    Yes          Against          Against
                                                    election of Directors


*Complete for each series of the Registrant, as applicable.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Rivus Bond Fund

By (Signature and Title)*       -s- Clifford D. Corso
                          -------------------------------------
                          Clifford D. Corso, President
                          (principal executive officer)

Date 8/24/11

*Print the name and title of each signing officer under his or her signature.